Revenues (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 item	Dec. 31, 2024 USD ($) item	Dec. 31, 2024 MXN ($) item	Dec. 31, 2024 item kg	Dec. 31, 2024 item lb	Dec. 31, 2024 item	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Revenues
Time period that maximum rates for airport concessions are established	5 years
Number of passengers that a work load unit is equivalent to | item	1	1	1	1	1	1
Weight of cargo that a work load unit is equivalent to				100	220
Aeronautical services:
Domestic TUA			$ 6,035,480				$ 6,150,256	$ 4,791,166
International TUA			1,918,372				1,686,799	1,375,479
Landing charges			352,028				329,770	269,796
Platform for embarking and disembarking			263,346				238,054	185,785
Aircraft parking charges on extended stay or overnight			67,340				59,556	42,922
Domestic and international passenger and carry-on baggage check			91,432				81,490	63,682
Aerocars and jetways			32,817				32,664	28,168
Other airport services, leases and regulated access rights			376,070				353,068	298,545
Total revenues from aeronautical services		$ 439,565	9,136,885				8,931,657	7,055,543
Commercial activities
Car parking charges			452,160				418,525	340,095
Advertising			98,060				82,512	73,579
Retail operations			168,171				151,477	124,726
Food and beverage			299,941				245,311	176,844
Car rental operators			270,774				245,225	205,019
Time share developers			18,112				17,899	16,960
Financial services			13,439				13,705	13,013
Communication and services			16,123				17,788	16,350
Services to passengers			4,826				4,893	5,232
VIP lounges			155,712				103,355	80,933
Other services			81,624				70,799	59,152
Total revenue from commercial activities			1,578,942				1,371,489	1,111,903
Diversification activities:
Hotel services			454,052				379,303	325,495
OMA Carga			421,705				346,441	329,793
Real estate services			43,172				35,457	26,364
Industrial services			130,303				80,967	73,760
Other services			26,957				15,374	10,858
Total diversification activities			1,076,189				857,542	766,270
Complementary activities:
Leasing of space			128,140				110,314	118,851
Access rights			31,489				29,936	24,892
Checked baggage inspection			249,870				246,930	198,336
Other services			11,251				11,212	9,550
Total of complimentary activities			420,750				398,392	351,629
Total revenue from non-aeronautical services		$ 147,977	$ 3,075,881				$ 2,627,423	$ 2,229,802
Percentage of revenues generated by the Monterrery, Acapulco, Mazatlan, Culiacan, Chihuahua, Ciudad Juarez and Zihuatanejo airports						75.00%	75.00%	75.00%